UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                 |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Matrix Asset Advisors, Inc.

                                 Address: 747 Third Avenue, 31st Floor

                                          New York, NY  10017

                                 13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017                    5/10/05
------------------------        -------------------         --------------------
                                |X|  13F HOLDINGS REPORT.
                                |_|  13F NOTICE.
                                |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13F File Number                       Name

Matrix Asset Advisors, Inc.
FORM 13F
31-Mar-05

                                 TITLE OF               VALUE    SHARES/  SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER                CLASS      CUSIP     (x$1000)  PRN AMT  PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED   NONE
-----------------------          --------  ---------   --------  -------  ---   ----   -------  ----------  -------- -------- ------
3M Company                       COM       88579y101        343     4000  SH           Sole                     4000
American Express Co.             COM       025816109      22350   435085  SH           Sole                   435085
American International Group I   COM       026874107      61633  1112309  SH           Sole                   971309          141000
American Power Conversion        COM       029066107      75365  2882039  SH           Sole                  2492039          390000
Ametek, Inc.                     COM       031100100        282     7000  SH           Sole                     7000
BP PLC - ADR                     COM       055622104        339     5436  SH           Sole                     5436
Bank of America Corp.            COM       060505104      62097  1408103  SH           Sole                  1238103          170000
Bank of New York                 COM       064057102      56695  1951631  SH           Sole                  1660631          291000
Baxter Int'l Inc.                COM       071813109      45485  1338567  SH           Sole                  1113567          225000
Belvedere Resources, Ltd.        COM       080903107          9    10000  SH           Sole                    10000
Biomet                           COM       090613100        572    15750  SH           Sole                    15750
Boston Scientific                COM       101137107      38647  1319450  SH           Sole                  1159450          160000
CVS Corp.                        COM       126650100      41798   794339  SH           Sole                   675339          119000
Chevron Texaco Corp.             COM       166764100      10012   171706  SH           Sole                   171706
China Direct Trading Corp.       COM       16938E102          2    48775  SH           Sole                    48775
Chubb Corp.                      COM       171232101        239     3014  SH           Sole                     3014
Cisco Systems Inc                COM       17275R102        739    41318  SH           Sole                    41318
Citigroup                        COM       172967101      66498  1479709  SH           Sole                  1283709          196000
Coca Cola                        COM       191216100       1132    27161  SH           Sole                    27161
Colgate Palmolive Co             COM       194162103        715    13709  SH           Sole                    13709
Comcast Corp - CL A              COM       200300101        271     8010  SH           Sole                     8010
Comcast Corp. - Special Class    COM       20030N200      56513  1689989  SH           Sole                  1419989          270000
ConocoPhillips                   COM       20825c104       3133    29050  SH           Sole                    29050
Dell Inc                         COM       24702r101       1433    37286  SH           Sole                    37286
Enviornmental Energy Service     COM       29406q101          0    10000  SH           Sole                    10000
Exxon Mobil Corporation          COM       30231g102      24044   403419  SH           Sole                   403419
Federal Natl. Mortgage Assn.     COM       313586109      11740   215606  SH           Sole                   164606           51000
Fifth Third Bancorp              COM       316773100      23928   556728  SH           Sole                   476728           80000
First Place Financial Corp.      COM       33610t109        467    25524  SH           Sole                    25524
Freddie Mac                      COM       313400301      18947   299801  SH           Sole                   249801           50000
Gap Inc.                         COM       364760108      65499  2999024  SH           Sole                  2589024          410000
General Electric Co.             COM       369604103      79808  2213187  SH           Sole                  1941187          272000
General Mills                    COM       370334104      32830   667946  SH           Sole                   539246          128700
Goldman Sachs Group, Inc.        COM       38141G104        383     3478  SH           Sole                     3478
Intel Corporation                COM       458140100      69460  2990085  SH           Sole                  2618085          372000
International Business Machine   COM       459200101        864     9458  SH           Sole                     9458
Interpublic Group                COM       460690100      36010  2932383  SH           Sole                  2472383          460000
J. P. Morgan Chase & Co.         COM       46625H100      51615  1491763  SH           Sole                  1266763          225000
Johnson & Johnson                COM       478160104        934    13904  SH           Sole                    13904
Liberty Media Corp - A           COM       530718105      28490  2747388  SH           Sole                  2280157          467231
Lucent Technologies              COM       549463107      13424  4881325  SH           Sole                  4881325
MBNA Corp.                       COM       55262L100       1494    60861  SH           Sole                    60861
Marsh & McLennan Cos Inc         COM       571748102      14577   479199  SH           Sole                   342499          136700
Medimmune Inc                    COM       584699102      71738  3012952  SH           Sole                  2588952          424000
Merck & Co., Inc.                COM       589331107      35880  1108421  SH           Sole                   914421          194000
Merrill Lynch & Co.              COM       590188108      55728   984588  SH           Sole                   820588          164000
Microsoft Corporation            COM       594918104      63890  2643362  SH           Sole                  2296562          346800
Morgan Stanley                   COM       617446448      73555  1284798  SH           Sole                  1111798          173000
Nokia Corp.                      COM       654902204      59154  3833678  SH           Sole                  3363678          470000
Novellus Systems                 COM       670008101      65079  2434681  SH           Sole                  2115381          319300
Pfizer, Inc.                     COM       717081103      65137  2479508  SH           Sole                  2152508          327000
Procter & Gamble Co              COM       742718109        560    10560  SH           Sole                    10560
Ross Stores Inc.                 COM       778296103      27529   944730  SH           Sole                   794730          150000
Royal Dutch Petr.                COM       780257804       1316    21915  SH           Sole                    21915
Sky Financial Group Inc.         COM       83080p103        491    18323  SH           Sole                    18323
Symbol Technologies, Inc.        COM       871508107      60399  4168340  SH           Sole                  3548340          620000
Teva Pharma Inds ADR             COM       881624209        328    10580  SH           Sole                    10580
The St. Joe Company              COM       790148100        279     4150  SH           Sole                     4150
Tidewater Inc.                   COM       886423102      41143  1058750  SH           Sole                   882750          176000
Time Warner Inc                  COM       887317105      29262  1667335  SH           Sole                  1542335          125000
Triangle MultiMedia Inc.         COM       895891109          4  1000000  SH           Sole                  1000000
Tyco International LTD.          COM       902124106       6868   203200  SH           Sole                   203200
Verizon Communications           COM       92343v104        495    13956  SH           Sole                    13956
Viacom Inc. Class B              COM       925524308       1254    36010  SH           Sole                    36010
Vishay Intertechnology           COM       928298108      53631  4314632  SH           Sole                  3734632          580000
Wachovia Corp.                   COM       929903102        691    13575  SH           Sole                    13575
Wal-Mart Stores, Inc.            COM       931142103      42973   857582  SH           Sole                   737582          120000
Walt Disney Company              COM       254687106      34353  1195712  SH           Sole                   971712          224000
Wells Fargo Company              COM       949746101        368     6157  SH           Sole                     6157
Wyeth                            COM       983024100      50541  1198224  SH           Sole                   982224          216000
A&S Development LLC Limited Li             1014280          100   100000  SH           Sole                   100000
E-Kong Group Ltd.                          G2952Q109          0    12500  SH           Sole                    12500
FEOCII Subscription Agreement              8324009          100   100000  SH           Sole                   100000
Gulf International Minerals (C             402290100          4    50000  SH           Sole                    50000
International Meta Systems                 45986b108          0    25830  SH           Sole                    25830
Prism Support Hldgs LLC                    3030551            0   250000  SH           Sole                   250000
OceanBoy Farms Inc.                        674990528          0   124995  SH           Sole                   124995
REPORT SUMMARY                          77 DATA RECORDS 1863666 73023559                                    63779828        9243731